Expense Example {- Freedom Lifetime Income II Portfolio} - 02.28 VIP Freedom Lifetime Income Funds Investor Combo PRO-12 - Freedom Lifetime Income II Portfolio - VIP Freedom Lifetime Income II Portfolio-Investor VIP
Apr. 30, 2022 USD ($)
Expense Example:
1 year	$ 48
3 years	151
5 years	263
10 years	$ 591